Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	ATLAS CRITICAL MINERALS CORPORATION
Entity Central Index Key	0001684688
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Rua Antônio de Albuquerque, 156, Suite 1720
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30112-010
City Area Code	(888)
Local Phone Number	412-0210
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Antônio de Albuquerque, 156, Suite 1720
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30112-010
City Area Code	(888)
Local Phone Number	412-0210
Contact Personnel Name	Marc Fogassa